Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of List of Subsidiaries

A list of subsidiaries and Rezolve Limited’s holding as of December 31, 2023 and 2022 is as follows:

Name of the entity	Date of incorporation	Country of incorporation	Group shareholding (%)
Rezolve Mobile Commerce Inc.	April 20, 2016	United States of America	100%
Rezolve Technology S.L.	August 25, 2020	Spain	100%
Rezolve Taiwan Limited	November 9, 2000	Taiwan	100%
Rezolve Technology (India) Private Limited	March 19, 2021	India	100%

Summary of Estimated Useful Life of Property Plant and Equipment	The useful lives estimated by the management are as follows:

Assets	Useful life
Computers	3 years
Office equipment	3 years

Summary of Initial Useful Life of Computer Assets	The initial useful lives of computer software assets as estimated by management are summarized as follows:

Assets	Useful life
Software	5 years

Schedule of Restatement of Consolidated Balance Sheet

Carve-out consolidated balance sheet	As filed	Restatement adjustments	December 31, 2022 (as restated)
Assets
Current assets
Cash	41,709	(2,329)	39,380
Accounts receivable	74,748	(65,893)	8,855
Receivables from related party	607,726	(607,726)
Prepayments and other current assets	1,202,572	(163,312)	1,039,260
Total current assets	1,926,755	(839,260)	1,087,495
Non-current assets
Property and equipment, net	139,560	(28,562)	110,998
Goodwill	1,061,763	(1,061,763)	—
Intangible assets	6,237,443	(5,786,997)	450,446
Total non-current assets	7,738,766	(6,877,322)	561,444
Total assets	9,365,521	(7,716,582)	1,648,939
Liabilities and Shareholders’ deficit
Current liabilities
Short term debt to related party	697,067	—	697,067
Accounts payable	4,262,476	(533,502)	3,728,974
Due to related party	225,120	396,671	621,791
Accrued expenses and other payables	3,488,909	(848,525)	2,640,384
Total current liabilities	8,673,572	(985,356)	(7,688,216)
Non-current liabilities
Convertible debt	25,302,709	—	25,302,709
Share-based payment liability	1,177,616	—	1,177,617
Deferred tax liability	1,526,622	(1,526,622)	—
Total non-current liabilities	28,006,947	(1,526,622)	26,480,326
Total liabilities	(36,680,519)	(2,511,978)	34,168,542
Liabilities and Shareholder’s deficit
Ordinary shares	126,677	—	126,677
Deferred shares	1,993	(1,993)	—
Series A shares	3,868	—	3,868
Additional paid-in capital	163,163,090	1,993	163,165,083
Share subscription receivable	(178,720)	—	(178,720)
Accumulated deficit	(189,171,542)	(6,383,790)	(195,555,332)
Accumulated other comprehensive loss	(1,260,364)	1,179,185	(81,179)
Total shareholders’ deficit	(27,314,998)	(5,204,605)	(32,519,603)
Total liabilities and shareholders’ deficit	9,365,521	(7,716,583)	1,648,939

Carve-out consolidated balance sheet	As Filed	Restatement Adjustments	December 31, 2023 (As Restated)
Deferred shares	1,993	(1,993)	—
Additional paid-in capital	172,202,839	1,993	172,204,832

Schedule of Restatement of Consolidated Statement of Operation

		Restatement	December 31, 2022
Carve-out consolidated financial statements	As filed	Adjustments	(As restated)
Revenue	$11,879,343	(11,764,184)	$115,159
Operating expenses
Cost of revenue	5,604,129	(4,859,089)	745,040
Sales and marketing expenses	6,827,211	(2,488,654)	4,338,557
General and administrative expenses	91,604,396	(4,963,896)	86,640,500
Other operating expenses	334,952	—	334,952
Depreciation and amortization expenses	742,113	(506,316)	235,797
Impairment of investment in ANY		14,822,022	14,822,022
Impairment of goodwill	7,418,302	(7,373,864)	44,438
Total operating expenses	112,531,103	(5,369,797)	107,161,306
Operating loss	(100,651,760)	(6,394,387)	(107,046,147)
Other expenses
Interest expense	(3,884,698)	3	(3,884,695)
Other non-operating income (expense), net	315,574	(58,915)	256,659
Total other expenses, net	(3,569,124)	(58,912)	(3,628,036)
Loss before taxes	(104,220,884)	(31,521,733)	(110,674,183)
Income tax expense	115,447	(63,408)	(38,765)
Net loss for the year	(104,105,437)	(31,585,141)	$(110,712,948)
Net loss per share – Basic and diluted	$(0.11)	$(0.01)	$(0.12)
Weighted average number of shares – Basic and diluted	913,109,577		913,109,577

Schedule of Restatement of Consolidated Statement of Cash Flow

		Restatement	December 31, 2022
Carve-out consolidated statement of cash flows	As Filed	Adjustments	(As Restated)
Cash flows from operating activities:
Net loss	(104,105,438)	(6,607,510)	$(110,712,948)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	742,113	(497,905)	244,208
Unrealized foreign exchange (gain)/loss	(277,838)	—	(277,838)
Share based compensation issued to related parties for consultancy services	39,501,701	—	39,501,701
Share based compensation for consultancy services	18,417,816	—	18,417,816
Employee share based compensation	2,115,015	—	2,115,015
Impairment of ROU asset, net of lease termination	46,236	—	46,236
Impairment of prepayments and other current assets	731,940	—	731,940
Impairment of accounts receivable	334,952	—	334,952
Impairment of goodwill	7,418,302	(7,373,864)	44,438
Impairment of investment in ANY	—	14,600,000	14,600,000
Deferred tax benefit	(243,835)	243,835	—
Interest expense	3,884,695	—	3,884,695
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	646,661	65,893	712,554
(Increase) in prepayment and other current assets	(215,468)	158,945	(56,523)
(Decrease) in operating lease liability	(46,236)	—	(46,236)
Decrease in receivable with related parties	(245,266)	414,020	168,754
Increase in accounts payable, accrued expenses and other payables	4,766,607	(1,426,068)	3,340,539
Increase (decrease) in payables to related parties	(234,880)	396,671	161,791
Net cash (used in) operating activities	(26,762,923)	(25,983)	(26,788,906)
Cash flows from investing activities:
Purchase of property and equipment	(25,973)	(14,376)	(36,854)
Development of intangible assets	—	(1,767,148)	—
Net cash (used in) investing activities	(25,973)	(1,781,524)	(36,854)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	2,499,920	—	2,499,920
Proceeds from long-term debt obligation	21,500,000	—	21,500,000
Net cash flow generated from financing activities	23,999,920	—	23,999,920
Effect of exchange rate changes on cash	140,658	36,639	177,287
Net change in cash	(2,648,318)	(235)	(2,648,553)
Cash and cash equivalents, beginning of year	2,690,024	(2,091)	2,687,933
Cash and cash equivalents, end of year	41,709	(2,329)	39,380

Summary of Fair Value Measurement at Reporting Date

Fair value measurement at reporting date:

Description	Level 1	Level 2	Level 3
December 31, 2023 Fair value on recurring basis
(1) Share-based payment liability	—	—	$1,311,028
December 31, 2022 Fair value on recurring basis
(1) Share-based payment liability	—	—	$1,177,617

(1)
The fair value of the share-based payment liability was valued using a discounted cash flow method using a risk adjusted discount rate of 10.8%. Please also refer to note 7.4.

Summary of Vendors Representing More Than 10% of Accounts Payable	For the years ended December 31, 2023 and 2022, the following vendors represented more than 10% of total accounts payable.

	December 31, 2023	December 31, 2022
KPMG LLP	10%	14%
Taylor Wessing LLP	13%	17%
Wilson Sonsini Goodrich & Rosati	14%	15%
SThree Partnership LLP	—	13%

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table presents the potential shares of ordinary shares outstanding that were excluded from the computation of diluted net loss per share of ordinary shares as of the periods presented because including them would have been antidilutive:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Convertible debt (note 7.3)	3,929,566	3,428,571
Shares payable (note 7.4)	140,000	140,000
Share options	—	5,200,000
Series A preferred shares	28,039,517	28,039,517
Short-term debt to related party (note 7.1)	1,037,575	—
Total	33,146,658	36,808,088